SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
Disclosure of operating segments	The following tables below summarize the company’s segment revenues by type of revenue for the three and six months ended June 30, 2022:

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$1,295	$802	$221	$2,318
Other revenues	—	—	—	—
Total revenues	$1,295	$802	$221	$2,318

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$2,523	$1,601	$425	$4,549
Other revenues	20	—	—	20
Total revenues	$2,543	$1,601	$425	$4,569
    The following tables below summarize the company’s segment revenues by type of revenue for the three and six months ended June 30, 2021:

	Three Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$1,556	$750	$145	$2,451
Other revenues	1	—	—	1
Total revenues	$1,557	$750	$145	$2,452

	Six Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$2,954	$1,602	$263	$4,819
Other revenues	2	—	—	2
Total revenues	$2,956	$1,602	$263	$4,821
The following tables below provide each segment’s results in the format that the CODM organizes reporting segments to assess performance. The tables below reconcile to the IFRS unaudited interim condensed consolidated financial statements.

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$1,295	$802	$221	$2,318
Direct operating costs (1)	(1,171)	(640)	(143)	(1,954)
General and administrative expenses (2)	(28)	(32)	(7)	(67)
Adjusted net operating income	96	130	71	297
Unallocated corporate expenses (2)				(5)
Depreciation and amortization expense (1)				(156)
Interest income (expense), net				(133)
Equity accounted income (loss), net				2
Remeasurement of exchangeable and class B shares				696
Other income (expense), net				(24)
Income (loss) before income tax				677
Income tax (expense) recovery:
Current				(17)
Deferred				390
Net income (loss)				$1,050
Attributable to:
Brookfield Business Partners				789
Non-controlling interests				261
Net income (loss)				$1,050
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(1)The sum of these amounts equates to direct operating costs of $2,110 million as per the unaudited interim consolidated statements of operating results.
(2)The sum of these amounts equates to general and administrative expenses of $72 million as per the unaudited interim consolidated statements of operating results.

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$2,543	$1,601	$425	$4,569
Direct operating costs (1)	(2,324)	(1,220)	(286)	(3,830)
General and administrative expenses (2)	(55)	(65)	(13)	(133)
Adjusted net operating income	164	316	126	606
Unallocated corporate expenses (2)				(7)
Depreciation and amortization expense (1)				(305)
Interest income (expense), net				(240)
Equity accounted income (loss), net				3
Remeasurement of exchangeable and class B shares				528
Other income (expense), net				(67)
Income (loss) before income tax				518
Income tax (expense) recovery:
Current				(33)
Deferred				402
Net income (loss)				$887
Attributable to:
Brookfield Business Partners				625
Non-controlling interests				262
Net income (loss)				$887
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(1)The sum of these amounts equates to direct operating costs of $4,135 million as per the unaudited interim consolidated statements of operating results.
(2)The sum of these amounts equates to general and administrative expenses of $140 million as per the unaudited interim consolidated statements of operating results.

	Three Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$1,557	$750	$145	$2,452
Direct operating costs (1)	(1,437)	(585)	(95)	(2,117)
General and administrative expenses (2)	(32)	(33)	(7)	(72)
Adjusted net operating income	88	132	43	$263
Unallocated corporate expenses (2)				(8)
Depreciation and amortization expense (1)				(152)
Interest income (expense), net				(100)
Other income (expense), net				(38)
Income (loss) before income tax				(35)
Income tax (expense) recovery:
Current				(8)
Deferred				—
Net income (loss)				$(43)
Attributable to:
Brookfield Business Partners				(12)
Non-controlling interests				(31)
Net income (loss)				$(43)
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(1)The sum of these amounts equates to direct operating costs of $2,269 million as per the unaudited interim consolidated statements of operating results.
(2)The sum of these amounts equates to general and administrative expenses of $80 million as per the unaudited interim consolidated statements of operating results.

	Six Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$2,956	$1,602	$263	$4,821
Direct operating costs (1)	(2,728)	(1,248)	(166)	(4,142)
General and administrative expenses (2)	(54)	(60)	(14)	(128)
Adjusted net operating income	174	294	83	$551
Unallocated corporate expenses (2)				(14)
Depreciation and amortization expense (1)				(302)
Interest income (expense), net				(199)
Equity accounted income (loss), net				1
Other income (expense), net				(27)
Income (loss) before income tax				10
Income tax (expense) recovery:
Current				(31)
Deferred				14
Net income (loss)				$(7)
Attributable to:
Brookfield Business Partners				(1)
Non-controlling interests				(6)
Net income (loss)				$(7)
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(1)The sum of these amounts equates to direct operating costs of $4,444 million as per the unaudited interim consolidated statements of operating results.
(2)The sum of these amounts equates to general and administrative expenses of $142 million as per the unaudited interim consolidated statements of operating results.

Disclosure of assets by geographical areas	The following tables below summarize the company’s segment revenues by geography for revenues from contracts with customers for the three and six months ended June 30, 2022:

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$173	$43	$—	$216
United States of America	—	371	—	371
Europe	—	238	—	238
Australia	1,093	—	—	1,093
Brazil	—	4	221	225
Other	29	146	—	175
Total revenues from contracts with customers	$1,295	$802	$221	$2,318
Other revenues	—	—	—	—
Total revenues	$1,295	$802	$221	$2,318

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$333	$89	$—	$422
United States of America	—	816	—	816
Europe	—	453	—	453
Australia	2,134	—	—	2,134
Brazil	—	6	425	431
Other	56	237	—	293
Total revenues from contracts with customers	$2,523	$1,601	$425	$4,549
Other revenues	20	—	—	20
Total revenues	$2,543	$1,601	$425	$4,569
    The following tables below summarize the company’s segment revenues by geography for revenues from contracts with customers for the three and six months ended June 30, 2021:

	Three Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$292	$59	$—	$351
United States of America	—	307	—	307
Europe	—	247	—	247
Australia	1,186	—	—	1,186
Brazil	—	4	145	149
Other	78	133	—	211
Total revenues from contracts with customers	$1,556	$750	$145	$2,451
Other revenues	1	—	—	1
Total revenues	$1,557	$750	$145	$2,452

	Six Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$563	$111	$—	$674
United States of America	—	684	—	684
Europe	—	487	—	487
Australia	2,226	—	—	2,226
Brazil	—	8	263	271
Other	165	312	—	477
Total revenues from contracts with customers	$2,954	$1,602	$263	$4,819
Other revenues	2	—	—	2
Total revenues	$2,956	$1,602	$263	$4,821
The following is tables summarize the company’s assets by reportable operating segment as at June 30, 2022 and December 31, 2021:

	As at June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Other	Total
Total assets	$7,669	$6,600	$3,474	$427	$18,170

	As at December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Other	Total
Total assets	$7,122	$5,762	$3,036	$—	$15,920